Shareholder Report, Holdings (Details) - C000226322	Dec. 31, 2024
Vanguard FTSE Pacific ETF8409705
Holdings [Line Items]
Percent of Total Investments	20.90%
Vanguard FTSE Emerging Markets ETF8409702
Holdings [Line Items]
Percent of Total Investments	8.00%
iShares MSCI Japan ETF8409685
Holdings [Line Items]
Percent of Total Investments	4.70%
iShares MSCI Australia ETF8409661
Holdings [Line Items]
Percent of Total Investments	4.40%
iShares MSCI Taiwan ETF8409699
Holdings [Line Items]
Percent of Total Investments	4.20%
iShares MSCI India ETF8409676
Holdings [Line Items]
Percent of Total Investments	3.30%
ASML Holding8409655
Holdings [Line Items]
Percent of Total Investments	1.50%
SAP8409414
Holdings [Line Items]
Percent of Total Investments	1.40%
Novo Nordisk8409429
Holdings [Line Items]
Percent of Total Investments	1.30%
Nestle8409363
Holdings [Line Items]
Percent of Total Investments	1.00%
FTSE Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	8.00%
FTSE Pacific
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.60%
India
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Australia
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Japan
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Germany
Holdings [Line Items]
Percent of Net Asset Value	6.40%
France
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Canada
Holdings [Line Items]
Percent of Net Asset Value	8.10%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.60%